Segment reporting	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Segment reporting
5.	Segment reporting
Segment information is presented by geographical segments, consistent with the information available to and regularly evaluated by the chief operating decision maker. AB InBev operates its business through six business segments. Regional and operating company management is responsible for managing performance, underlying risks, and the effectiveness of operations. Internally, AB InBev’s management uses profit from operations as a measure of segment performance which forms part of the basis for many of the company´s segment performance indicators to make decisions regarding the allocation of resources. The organizational structure comprises five regions: North America, Middle Americas, South America, EMEA and Asia Pacific. In addition to these five geographic regions, the company uses a sixth segment, Global Export and Holding Companies, for all financial reporting purposes.
All figures in the tables below are stated in million US dollar, except volume (million hls). The information presented is for the six-month
period ended 30 June 2022 and 2021, except for segment assets
(non-current)
with comparatives at 31 December 2021.

	North America		Middle Americas		South America		EMEA		Asia Pacific		Global Export and Holding companies		AB InBev Worldwide
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Volume	51	53	72	68	77	72	43	41	45	46	—	—	289	280
Revenue	8 192	8 040	6 693	5 893	5 333	4 146	3 940	3 763	3 471	3 500	399	491	28 027	25 832
Profit from operations	2 570	2 612	2 416	2 207	1 234	1 065	667	461	879	860	(766)	(654)	7 000	6 551
Net finance income/(cost)													(2 268)	(2 346)
Share of results of associates													129	100
Exceptional share of results of associates													(1 143)	—
Income tax expense													(1 244)	(1 231)
Profit													2 474	3 074
Segment assets (non-current)	63 670	63 722	68 182	67 516	13 762	12 917	31 241	34 098	12 484	13 453	2 338	1 973	191 677	193 678
Gross capex	222	357	537	456	414	460	329	402	214	265	288	235	2 002	2 174
For the
six-month
period ended 30 June 2022, net revenue from the beer business amounted to 25 063m US dollar (30 June 2021: 23 669m US dollar) while the net revenue from the non-beer
business (soft drinks and other business) accounted for 2 964m US dollar (30 June 2021: 2 163m US dollar). Additionally, for the six-month
period ended 30 June 2022, net revenue from the company’s business in the United States amounted to 7 239m US dollar (30 June 2021: 7 071m US dollar) and net revenue from the company’s business in Brazil amounted to 3 773 m US dollar (30 June 2021: 2 858m US dollar).